---------------------------- [EMPIRE BUILDER LOGO] -----------------------------

                         ------------------------------
                              TAX FREE BOND FUND

                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-800-847-5886

                                                                 October 1, 1998

Dear Shareholder,

     We are pleased to present the Empire Builder Tax-Free Bond Fund Semi Annual Report for the six months ended August 31, 1998.

     Despite the crises in Asia and South America, the long-term capital management and other hedge fund crises contributing to the stock market's volatility, the U.S. government bond market has improved steadily and is the beneficiary of strong inflows of money. The spread between corporate and government bonds has widened, and the market for below investment grade bonds is very weak to nonexistent.

     Tax-exempt municipals have remained at attractive levels compared to government bonds for two reasons. First, the flight to quality of foreign investors into the U.S. treasury market; and second, the continued heavy issuance of new municipal bonds. We continue to believe that municipals offer excellent value at these levels. Safety remains our primary concern in these uncertain times. Therefore, we will continue to focus on our conservative approach to the market.

     The Federal Reserve Bank cut the FEDERAL FUNDS RATE (the rate at which banks lend one another money overnight) by 1/4 point on September 29th, from 5.50% to 5.25%. This cut should help the overall bond market.

     In our opinion, the no-load structure of the Empire Builder Tax-Free Bond Fund continues to offer value to you, the Shareholders. Our automatic investment program (also known as DOLLAR COST AVERAGING*) makes good sense if you want to follow a disciplined regular investment plan. We look forward to helping you meet your investment needs.

                                          Sincerely,

                                          /s/ Seth M. Glickenhaus

                                          Seth M. Glickenhaus
                                          President

* Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Past performance does not guarantee future results.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
            PORTFOLIO OF INVESTMENTS  -- AUGUST 31, 1998 (UNAUDITED)

  Credit                                                Principal     Value (Note
Ratings**   Municipal Securities -- 98.6%                Amount           2)
----------  ----------------------------------------  -------------  -------------
            NEW YORK CITY--9.3%
  A3/A-     New York City, General Obligation,
              Series F, 5.00%, 8/1/2023, Callable
              2/1/2008 @ 101........................  $   2,000,000  $   1,947,500
  A3/A-     New York City, General Obligation,
              Series J, 5.25%, 8/1/2018, Callable
              8/1/2008 @ 101........................      1,500,000      1,505,625
   A1/A     New York City Municipal Water Finance
              Authority, 5.125%, 6/15/2021, Callable
              6/15/2007 @ 101.......................      8,000,000      8,010,000
                                                                     -------------
            TOTAL NEW YORK CITY (Cost
              $11,238,349)..........................                    11,463,125
                                                                     -------------
            NEW YORK STATE--0.8%
   A2/A     General Obligation, Series F, 5.00%,
              9/15/2018, Callable 9/15/2008 @ 101...        500,000        496,250
   A2/A     General Obligation, Series F, 5.00%,
              9/15/2021, Callable 9/15/2008 @ 101...        500,000        495,625
                                                                     -------------
            TOTAL NEW YORK (Cost $974,764)..........                       991,875
                                                                     -------------
            NEW YORK STATE AGENCIES--57.7%
            New York State Dormitory Authority
Baa1/BBB+     Albany County Airport, 5.25%,
                4/1/2013, Callable 4/1/2008
                @ 101...............................      1,200,000      1,231,500
 Aaa/AAA      City University, (FGIC), 5.00%,
                7/1/2026, Callable 7/1/2008
                @ 102...............................      3,000,000      2,981,250
  Aa2/AA      Cornell University, Series A, 7.375%,
                7/1/2020, Callable 7/1/2000 @ 102...        750,000        809,062
  NR/AAA      Heritage House Nursing Center, (FHA),
                7.00%, 8/1/2031, Callable 8/1/2001 @
                102.................................        475,000        515,375
 Aaa/AAA      Memorial Sloan Kettering, (MBIA),
                5.75%, 7/1/2019.....................      1,000,000      1,123,750
 Aaa/AAA      Millard Fillmore Hospital, (AMBAC)
                (FHA), 5.00%, 2/1/2006, Callable
                8/1/2004 @ 105......................        910,000        953,225
 Aaa/AAA      Millard Fillmore Hospital, (AMBAC)
                (FHA), 5.00%, 8/1/2006, Callable
                8/1/2004 @ 105......................      1,735,000      1,821,750
 Aaa/AAA      Mt. Sinai School of Medicine, (MBIA),
                6.75%, 7/1/2015, Callable 7/1/2001 @
                102.................................      2,250,000      2,438,437
 Aaa/AAA      New York Medical College, (MBIA),
                5.25%, 7/1/2013, Callable 7/1/2008 @
                101.................................      1,015,000      1,044,181
 Aaa/AAA      New York University, Series A, (MBIA),
                6.00%, 7/1/2017.....................      1,000,000      1,157,500
 Aaa/AAA      North Shore Health System, Forest
                Hills Hospital, (MBIA), 5.00%,
                11/1/2017, Callable 11/1/2008 @
                101.................................      2,000,000      2,000,000
 Aaa/AAA      North Shore Health System, North Shore
                University Hospital, (MBIA), 5.50%,
                11/1/2014...........................      1,000,000      1,087,500
 Aaa/AAA      North Shore Health System, Plainview
                Hospital, (MBIA), 5.00%, 11/1/2017,
                Callable 11/1/2008 @ 101............      2,000,000      2,000,000
 Aaa/AAA      Secured Hospital, Southside Hospital,
                (MBIA), 5.00%, 2/15/2018, Callable
                2/15/2008 @ 101.5...................      1,250,000      1,248,438

                     THE EMPIRE BUILDER TAX FREE BOND FUND
      PORTFOLIO OF INVESTMENTS -- AUGUST 31, 1998 (UNAUDITED) -- CONTINUED

  Credit                                                Principal     Value (Note
Ratings**   Municipal Securities -- continued            Amount           2)
----------  ----------------------------------------  -------------  -------------
 Aaa/AAA      Secured Hospital, Southside Hospital,
                (MBIA), 5.00%, 2/15/2025, Callable
                2/15/2008 @ 101.5...................      2,250,000      2,227,500
 Aaa/AAA      Special Acts School Districts Program,
                (MBIA), 6.00%, 7/1/2019, Callable
                7/1/2005 @ 102......................      3,540,000      3,849,750
  A3/A-       State University Educational
                Facilities, 5.00%, 5/15/2010,
                Callable 5/15/2008 @ 101............      1,500,000      1,546,875
  A3/A-       State University Educational
                Facilities, 5.00%, 5/15/2014,
                Callable 5/15/2008 @ 101............      2,545,000      2,586,356
  NR/AAA      St. John Fisher College, (Connie Lee),
                6.75%, 7/1/2011, Callable 7/1/2001 @
                102.................................      2,670,000      2,890,275
            New York State Environmental Facilities
              Corp.
 Aaa/AAA      Water Pollution Control Revenue,
                Revolving Fund, Water Pooled Loan,
                5.90%, 1/15/2018, Callable 1/15/2006
                @ 102...............................      1,510,000      1,630,800
            New York State Housing Finance Agency
  Aa1/NR      Multi-Family Housing, Secured Mortgage
                Program, (SONYMA Insured), 6.45%,
                8/15/2014, Callable 2/15/2004 @
                102.................................      2,245,000      2,438,631
  A1/NR       Village of St. John Project,
                Section 8 Assisted, 8.25%, 5/1/2009,
                Callable 10/1/1998 @ 101............      1,555,000      1,575,961
            New York State Medical Care Facilities
              Finance Agency
 Aaa/AAA      Hospital and Nursing Home, St.
                Vincent's Hospital Project, (AMBAC)
                (FHA), 6.20%, 2/15/2021, Prerefunded
                2/15/2004 @ 102.....................      1,440,000      1,616,400
 Aaa/AAA      Hospital and Nursing Home, St.
                Vincent's Hospital Project, (AMBAC)
                (FHA), 6.20%, 2/15/2021, Callable
                02/15/2004 @ 102....................      1,060,000      1,159,375
 Aaa/AAA      Long Term Health Care, (FSA) (SONYMA
                Insured), 6.50%, 11/1/2015, Callable
                11/1/2002 @ 102.....................      2,245,000      2,475,113
 Aaa/AAA      Mental Health Services Facilities,
                (FSA), 6.25%, 2/15/2009, Callable
                8/15/2004 @ 102.....................      1,420,000      1,586,850
  A3/A-       Mental Health Services Facilities,
                7.625%, 2/15/2008, Callable
                9/28/1998 @ 102.....................        330,000        338,884
  A3/A-       Mental Health Services Facilities,
                7.875%, 8/15/2020, Callable
                8/15/2000 @ 102.....................        385,000        418,688
 Aaa/AAA      New York Hospital, Series A, (AMBAC)
                (FHA), 6.50%, 8/15/2029, Prerefunded
                2/15/2005 @ 102.....................      1,500,000      1,725,000
 Aaa/AAA      New York Hospital, Series A, (AMBAC)
                (FHA), 6.90%, 8/15/2034, Prerefunded
                2/15/2005 @ 102.....................      3,350,000      3,927,875
 Aaa/AAA      St. Mary's Hospital Project, Series A,
                (AMBAC), 6.20%, 11/1/2014, Callable
                11/1/2003 @ 102.....................      2,100,000      2,323,125
            New York State Thruway Authority
 Aa3/AA-      New York State Thruway Authority
                Revenue, Series E, 5.25%, 1/1/2014,
                Callable 1/1/2008 @ 101.............      4,755,000      4,933,313
 Aa3/AA-      New York State Thruway Authority
                Revenue, Series E, 5.00%, 1/1/2025,
                Callable 1/1/2008 @ 101.............      3,265,000      3,236,431

                     THE EMPIRE BUILDER TAX FREE BOND FUND
      PORTFOLIO OF INVESTMENTS -- AUGUST 31, 1998 (UNAUDITED) -- CONTINUED

  Credit                                                Principal     Value (Note
Ratings**   Municipal Securities -- continued            Amount           2)
----------  ----------------------------------------  -------------  -------------
            New York State Urban Development
              Corporation, Empire State Development
              Corporation
Baa1/BBB+     University Facilities Grants, 6.00%,
                1/1/2008............................        850,000        943,500
Baa1/BBB+     University Facilities Grants, 6.00%,
                1/1/2009............................        905,000      1,009,075
Baa1/BBB+     University Facilities Grants, 6.00%,
                1/1/2010............................        955,000      1,073,181
Baa1/BBB+     Youth Facilities, 5.75%, 4/1/2008,
                Callable 4/1/2005 @ 102.............      1,000,000      1,082,500
  A1/A-     Triborough Bridge & Tunnel Authority,
              Special Obligation, Series B, 7.10%,
              1/1/2010, Callable 1/1/2001 @ 102.....      3,725,000      4,018,344
                                                                     -------------
            TOTAL NEW YORK STATE AGENCIES (Cost
              $67,468,338)..........................                    71,025,770
                                                                     -------------
            OTHER NEW YORK STATE BONDS--22.27%
 Baa1/NR    Albany County Housing Authority, Ltd.
              Obligation, 6.25%, 10/1/2012, Callable
              10/1/2005 @ 102.......................      1,000,000      1,113,750
 Aaa/AAA    Buffalo Municipal Water Finance
              Authority, Water System Revenue,
              (FGIC), 5.00%, 7/1/2028, Callable
              7/1/2008 @ 101........................      1,000,000        993,750
 Aaa/AAA    Buffalo Municipal Water Finance
              Authority, Water System Revenue,
              (FGIC), 5.75%, 7/1/2019, Callable
              7/1/2005 @ 102........................        500,000        532,500
 Aaa/AAA    Dutchess County, Resource Recovery
              Agency, Solid Waste Management, Series
              A, (FGIC), 7.50%, 1/1/2009, Callable
              1/1/2000 @ 102........................      1,500,000      1,595,625
 Aaa/AAA    Evans, General Obligation, (AMBAC),
              6.80%, 4/15/2012......................        225,000        275,625
 Aaa/AAA    Evans, General Obligation, (AMBAC),
              6.80%, 4/15/2013......................        225,000        277,031
  NR/AAA    Lillian Cooper Housing Development Corp.
              Mortgage Revenue, Series A, (FNMA)
              (FHA), 7.00%, 1/1/2022, Callable
              7/1/2001 @ 100........................      1,100,000      1,167,375
Baa1/BBB+   Metropolitan Transportation Authority,
              Commuter Facilities, Series A, 5.25%,
              7/1/2028, Callable 7/1/2008 @ 101.....      4,000,000      4,030,000
  NR/AAA    Monroe County Industrial Development
              Agency Civic Facility, Nazareth
              College, (MBIA), 5.25%, 4/1/2023,
              Callable 4/1/2008 @ 101...............        500,000        508,750
 Aaa/AAA    Mount Sinai Union Free School District,
              General Obligation, (AMBAC), 6.20%,
              2/15/2012.............................      1,065,000      1,239,394
 Aaa/AAA    Nassau County Industrial Development
              Agency Civic Facility, Hofstra
              University, (MBIA), 5.00%, 7/1/2023,
              Callable 7/1/2008 @ 102...............      3,985,000      3,980,019
 Aaa/AAA    North Hempstead, General Obligation,
              Series B, (FGIC), 6.375%, 4/1/2009....        570,000        668,325
 Aaa/AAA    North Hempstead, General Obligation,
              Series B, (FGIC), 6.40%, 4/1/2010.....        560,000        661,500
  NR/AAA    Oneida County, Industrial Develpoment
              Agency, Mohawk Valley Network, Faxton
              Hospital, (FSA), 5.00%, 1/1/2013,
              Callable 1/1/2008 @ 101...............      1,250,000      1,268,750

                     THE EMPIRE BUILDER TAX FREE BOND FUND
      PORTFOLIO OF INVESTMENTS -- AUGUST 31, 1998 (UNAUDITED) -- CONTINUED

  Credit                                                Principal     Value (Note
Ratings**   Municipal Securities -- continued            Amount           2)
----------  ----------------------------------------  -------------  -------------
  NR/AAA    Oneida County, Industrial Development
              Agency, Mohawk Valley Network, St
              Luke's Memorial Hospital, (FSA),
              5.00%, 1/1/2013, Callable 1/1/2008 @
              101...................................      2,000,000      2,030,000
            Suffolk County, General Obligation
 Aaa/AAA      Series C, (FGIC), 5.00%, 9/15/2015,
                Callable 9/15/2008 @ 101............        965,000        973,444
 Aaa/AAA      Series D, (FGIC), 5.00%, 11/1/2015,
                Callable 11/1/2008 @ 101............      1,125,000      1,134,844
 Aaa/AAA      Series C, (FGIC), 5.00%, 9/15/2016,
                Callable 9/15/2008 @ 101............        550,000        553,437
 Aaa/AAA      Series D, (FGIC), 5.00%, 11/1/2016,
                Callable 11/1/2008 @ 101............      1,110,000      1,116,937
 Aaa/AAA      Series C, (FGIC), 5.00%, 9/15/2017,
                Callable 9/15/2008 @ 101............        480,000        480,600
  NR/A-     Westchester County Industrial
              Development Agency Civic Facility,
              Lawrence Hospital, Series A, 5.125%,
              1/1/2018, Callable 1/1/2008 @ 102.....      2,800,000      2,807,000
                                                                     -------------
            TOTAL OTHER NEW YORK STATE BONDS (Cost
              $25,190,229)..........................                    27,408,656
                                                                     -------------
            OTHER MUNICIPAL BONDS--8.5%
 Aaa/AAA    Guam Government Limited Obligation
              Highway Revenue, Series A, (FSA),
              6.25%, 5/1/2007, Callable 5/1/2002 @
              102...................................      1,000,000      1,087,500
  Baa1/A    Puerto Rico Commonwealth, General
              Obligation, 5.00%, 7/1/2027, Callable
              7/1/2008 @ 101........................      3,500,000      3,473,750
 Baa1/A-    Puerto Rico Commonwealth, Highway &
              Transportation Authority, 5.00%,
              7/1/2028, Callable 7/1/2008 @ 101.....      6,000,000      5,932,500
                                                                     -------------
            TOTAL OTHER MUNICIPAL BONDS (Cost
              $10,148,388)..........................                    10,493,750
                                                                     -------------
            SHORT TERM INVESTMENTS -VARIABLE
              RATE--.08% Dreyfus New York Municipal
              Cash Management Fund (Cost
              $100,000).............................        100,000        100,000
                                                                     -------------
            TOTAL INVESTMENTS--98.7% (Cost
              $115,120,068)*........................                   121,483,176
            OTHER ASSETS IN EXCESS OF
              LIABILITIES--1.3%.....................                     1,559,264
                                                                     -------------
            NET ASSETS--100.0%......................                   123,042,440
                                                                     -------------
                                                                     -------------

------------------
Percentages indicated are based on net assets of $123,042,440
(a) Securities pledged as collateral for futures transactions or when issued securities.
* Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation............................................  $   6,140,452
Unrealized depreciation............................................              0
                                                                     -------------
Net unrealized appreciation........................................      6,140,452
                                                                     -------------
                                                                     -------------

     At August 31, 1998 the funds open future contracts were as follows:

 # of
Contracts        Opening          Current         Market        Expiration
 Sold         Contract Type       Position        Value            Date
---------     --------------     ----------     ----------     ------------
    25        CBT Muni Index     $3,092,969     $3,165,625     September 98
    50        CBT Muni Index     $6,181,250     $6,331,250     September 98

                     THE EMPIRE BUILDER TAX FREE BOND FUND
           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 1998  -- CONTINUED

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

    MOODY'S      STANDARD & POOR'S
     Aaa            AAA              Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
      Aa             AA              Instrument judged to be of high quality by all standards.
      A              A               Instrument judged to be adequate quality by all standards.
     Baa            BBB              Instrument judged to be moderate quality by all standards.
      NR             NR              Not Rated. In the opinion of the Investment Adviser, Instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THIS STATEMENT:

AMBAC        Insured as to principal and interest by the American Municipal Bond Assurance Corporation
Connie Lee   Insured as to principal and interest by Connie Lee Insurance Company
FGIC         Insured as to principal and interest by the Financial Guarantee Insurance Corporation.
FHA          Insured by the Federal Housing Administration
FNMA         Insured by the Federal National Mortgage Association.
FSA          Insured as to principal and interest by Financial Security Assurance.
MBIA         Insured as to principal and interest by the Municipal Bond Insurance Association.
SONYMA       Insured as to principal and interest by the State of New York Mortgage Association.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                AUGUST 31, 1998

ASSETS:
  Investments in securities, at value (cost $115,120,068) (Note 2)...............................  $  121,483,176
  Interest receivable............................................................................       1,354,930
  Receivable from investment securities sold.....................................................         491,255
  Prepaid insurance and other assets.............................................................          20,413
                                                                                                   --------------
    Total Assets.................................................................................     123,349,774
LIABILITIES:
  Income distribution payable......................................................  $     87,535
  Payable to custodian.............................................................        48,336
  Fund accounting and shareholder servicing fees payable (Note 4)..................         4,430
  Advisory fee payable (Note 4)....................................................        40,165
  Administrative services fee payable (Note 4).....................................         3,179
  Variation margin payable on futures contracts....................................        35,156
  Other payables and accrued expenses..............................................        88,533
                                                                                     ------------
    Total Liabilities..............................................................       307,334
                                                                                     ------------
NET ASSETS.......................................................................................  $  123,042,440
                                                                                                   --------------
                                                                                                   --------------
NET ASSETS:
  Net assets consist of:
    Paid-in capital..............................................................................  $  114,284,540
    Accumulated net investment income............................................................          26,242
    Accumulated net realized gain/(loss) on investments including futures contracts..............       2,591,206
    Net unrealized appreciation/(depreciation) on investments including futures contracts........       6,140,452
                                                                                                   --------------
NET ASSETS.......................................................................................  $  123,042,440
                                                                                                   --------------
                                                                                                   --------------
SHARES OF BENEFICIAL INTEREST:
  Builder Class:
  Shares of beneficial interest outstanding........................................     3,171,159
                                                                                     ------------
                                                                                     ------------
  Net asset value, offering and redemption price per share ($58,286,450 divided by
    3,171,159).....................................................................  $      18.38
                                                                                     ------------
                                                                                     ------------
  Premier Class:
  Shares of beneficial interest outstanding........................................     3,523,051
                                                                                     ------------
                                                                                     ------------
  Net asset value, offering and redemption price per share ($64,755,990 divided by
    3,523,051).....................................................................  $      18.38
                                                                                     ------------
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                      STATEMENT OF OPERATIONS (UNAUDITED)
                    FOR THE SIX MONTHS ENDED AUGUST 31, 1998

INCOME:
  Interest............................................               $3,160,335
  Dividend............................................                   72,519
                                                                     ----------
                                                                      3,232,854
EXPENSES:
  Advisory fees (Note 4)..............................  $   237,660
  Administrative services fees (Note 4)...............      115,951
  Transfer agency and dividend disbursing fees
    (Builder Class) (Note 4)..........................      113,920
  Transfer agency and dividend disbursing fees
    (Premier Class) (Note 4)..........................       22,109
  Legal...............................................       15,469
  Custody.............................................       22,489
  Printing............................................       29,777
  Audit...............................................       16,285
  Fund accounting fees and expenses (Note 4)..........       17,462
  Trustees' fees and expenses.........................       12,543
  Registration........................................        6,100
  Miscellaneous.......................................       10,453
                                                        -----------
    Total expenses....................................      620,218
    Less: Custody fee credit..........................      (20,392)
                                                        -----------
  Total net expenses..................................                  599,826
                                                                     ----------
  INVESTMENT INCOME-NET...............................                2,633,028
                                                                     ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
(NOTES 2 AND 3)
  Net realized gain/(loss) on investments.............       22,587
  Net increase/(decrease) in unrealized
    appreciation/(depreciation) on investments
    including futures contracts.......................    1,048,763
                                                        -----------
    Net gain/(loss) on investments....................                1,071,350
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS............................................               $3,704,378
                                                                     ----------
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                       For the
                                                      Six Months
                                                        Ended        For the Year
                                                      August 31,        Ended
                                                         1998        February 28,
                                                     (unaudited)         1998
                                                     ------------    ------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Investment income--net..........................   $  2,633,028    $  5,433,274
  Net realized gain/(loss) on investments.........         22,587       3,075,195
  Net increase/(decrease) in unrealized
    appreciation/(depreciation) on investments
    including futures contracts...................      1,048,763         631,363
                                                     ------------    ------------
  Net increase in net assets resulting from
    operations....................................      3,704,378       9,139,832
                                                     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Builder Class............     (1,202,359)     (2,554,368)
  Net investment income--Premier Class............     (1,430,670)     (2,878,905)
  Net realized gains on investments--Builder
    Class.........................................             --        (223,745)
  Net realized gains on investments--Premier
    Class.........................................             --        (244,521)
                                                     ------------    ------------
  Total distributions.............................     (2,633,029)     (5,901,539)
                                                     ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from sale of shares--Builder Class.....      3,715,770       6,733,305
  Proceeds from sale of shares--Premier Class.....      2,647,044       6,426,129
  Proceeds from reinvestment of income and capital
    gains distributions--Builder Class............      1,060,652       2,510,068
  Proceeds from reinvestment of income and capital
    gains distributions--Premier Class............      1,246,709       2,816,592
  Cost of shares redeemed--Builder Class..........     (6,080,836)    (10,822,859)
  Cost of shares redeemed--Premier Class..........     (4,148,422)     (5,860,550)
                                                     ------------    ------------
  Net increase/(decrease) in net assets from
    capital share transactions....................     (1,559,083)      1,802,685
                                                     ------------    ------------
  Net increase/(decrease) in net assets...........       (487,734)      5,040,978
NET ASSETS:
  Beginning of period.............................    123,530,174     118,489,196
                                                     ------------    ------------
  End of period...................................   $123,042,440    $123,530,174
                                                     ------------    ------------
                                                     ------------    ------------
Undistributed net investment income included in
net assets at end of period.......................   $     26,242    $     26,243
                                                     ------------    ------------
                                                     ------------    ------------
SHARE TRANSACTIONS:
  Issued--Builder Class...........................        204,726         373,722
  Issued--Premier Class...........................        145,940         358,743
  Reinvested--Builder Class.......................         58,517         139,720
  Reinvested--Premier Class.......................         68,781         156,849
  Redeemed--Builder Class.........................       (335,381)       (604,911)
  Redeemed--Premier Class.........................       (228,468)       (327,014)
                                                     ------------    ------------
Change in shares..................................        (85,885)         97,109
                                                     ------------    ------------
                                                     ------------    ------------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  DESCRIPTION AND SHARES OF THE FUND:

     The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

     The Fund seeks as high a level of current income exempt from Federal income tax and New York State and City personal income taxes as the Fund's investment adviser believes is consistent with the preservation of capital. The Fund invests primarily in a portfolio of New York tax-exempt bonds.

     The Fund offers two classes of shares; the Builder Class and the Premier Class. Builder Class shares offer a higher level of shareholder services and features. Premier Class shares offer fewer services and features, and require a higher minimum investment, but benefit from a lower level of expenses.

     Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2.  SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

USE OF ESTIMATES

     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

SECURITY VALUATION

     Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so

                     THE EMPIRE BUILDER TAX FREE BOND FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

established are reviewed by officers of the Fund and the Fund's Investment Adviser, under the general supervision of the Trustees of the Fund.

     Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

TAXES

     The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

     In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

FUTURE CONTRACTS

     The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the values of New York tax exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

DISTRIBUTIONS AND DIVIDENDS

     Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES

     In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares.

OTHER:

     The Fund maintains a cash balance with its custodian and receives a reduction of their custody fees and expenses for the amounts of interest earned on such uninvested cash balance. The fund could have invested such cash amounts in an income-producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES:

     Purchases and sales of investment securities, excluding short-term investments, during the six months ended August 31, 1998, amounted to $115,118,832 and $114,096,806, respectively.

4.  ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS:

     The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000. For the six months ended August 31, 1998, the advisory fee earned by the Adviser was $237,660.

     Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the six months ended August 31, 1998, there was no reduction of advisory fees pursuant to this agreement.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     BISYS Fund Services provides the Fund with administrative services pursuant to an Administrative Services Agreement (the "Administration Agreement"). BISYS receives a fee from the Fund, computed daily and paid monthly at the annual rates of 0.20% of the first $100,000,000 of average daily net assets and 0.14% of any excess over $100,000,000. For the six months ended August 31, 1998, BISYS earned $115,951 under its Administration Agreement with the Fund.

     BISYS also provided the Fund with certain accounting and related services pursuant to a Fund Accounting Agreement. For its services under the Fund Accounting Agreement, BISYS receives from the Fund a monthly fee of $2,500 plus reimbursement for out of pocket expenses. For six months year ended August 31, 1998, BISYS received fees and expense reimbursement of $17,462 under its Fund Accounting Agreement with the Fund.

     Transfer agency services and dividend and capital gain disbursing agent services are provided to the Fund pursuant to a Transfer Agency Agreement between the Fund and BISYS ("Transfer Agency Agreement"). For its services under the Transfer Agency Agreement, BISYS is entitled to receive a fee of $8 per account per year plus out-of-pocket expenses. During the six months ended, August 31, 1998, BISYS received fees and expense reimbursements of $113,920 for the Builder Class and $22,109 for the Premier Class under the Transfer Agency Agreement.

5.  OFF-BALANCE-SHEET RISK AND DERIVATIVES:

     The Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Futures contracts are one type of derivative financial instrument and are used by the Fund to hedge against changes in the values of New York tax exempt bonds that the Fund owns or expects to purchase. Although futures contracts are not used by the Fund for the purpose of leveraging or speculating, they can result in additional risks if used improperly. The objective in buying or selling a derivative instrument is to increase or decrease a Fund's exposure to changing security prices and interest rates. If the Adviser misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments; use of these derivatives could result in a loss, regardless of the Adviser's original intent to reduce risk.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                              FINANCIAL HIGHLIGHTS
                       FOR A SHARE OF BENEFICIAL INTEREST
                       OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                              Period Ended**
                                         Six Months Ended              Year Ended       --------------------------
                                    --------------------------     ------------------   February 28,  February 28,
                                         August 31, 1998           February 28, 1998       1997          1997
                                    --------------------------     ------------------   ------------  ------------
                                      Builder        Premier       Builder   Premier      Builder       Premier
                                       Class          Class         Class     Class*       Class         Class
                                    -----------    -----------     -------   --------   ------------  ------------
Net Asset Value, Beginning of
 Period.............................  $  18.22       $ 18.22       $ 17.73   $  17.73     $  17.96      $  17.57
                                      --------       -------       -------   --------     --------      --------
Income from Investment Operations:
   Net investment income............      0.37          0.40          0.79       0.84         0.84          0.75
   Net realized and unrealized gains
     (losses) on securities.........      0.16          0.16          0.56       0.56        (0.10)         0.29
                                      --------       -------       -------   --------     --------      --------
   Total from Investment
     Operations.....................      0.53          0.56          1.35       1.40         0.74          1.04
                                      --------       -------       -------   --------     --------      --------
Less Distributions:
   Dividends from net investment
     income.........................     (0.37)        (0.40)        (0.79)     (0.84)       (0.84)        (0.75)
   Distributions from net realized
     capital gains..................        --            --         (0.07)     (0.07)       (0.13)        (0.13)
   Distributions in excess of net
     realized capital gains.........        --            --            --         --           --            --
                                      --------       -------       -------   --------     --------      --------
   Total distributions..............     (0.37)        (0.40)        (0.86)     (0.91)       (0.97)        (0.88)
                                      --------       -------       -------   --------     --------      --------

Net Asset Value, End of Period......   $ 18.38       $ 18.38       $ 18.22   $  18.22     $  17.73      $  17.73
                                      --------       -------       -------   --------     --------      --------
                                      --------       -------       -------   --------     --------      --------
Total Return (excludes sales
 charge)............................      2.96%(c)      3.13%(c)      7.82%      8.08%        4.30%         6.03%(c)

Ratios/Supplementary Data:
   Net Assets, End of Period
     (in thousands).................   $58,286       $64,756       $59,091   $ 64,439     $ 59,133      $ 59,356
   Ratios of Net Investment Income
     to Average Net Assets..........      2.08%(b)      2.25%         4.42%      4.66%        4.81%         4.88%(b)
   Ratios of Expenses to Average Net
     Assets.........................      0.58%(b)      0.42%         1.06%      0.81%        1.03%         0.93%(b)
   Ratios of Expenses to Average Net
     Assets* .......................      0.60%(b)      0.44%         1.16%      0.91%        1.07%         0.97%(b)
   Portfolio Turnover Rate(a).......     99.00%        99.00%       201.00%    201.00%      181.00%       181.00%

                                                  Year Ended
                                        ------------------------------
                                        February   February   February
                                        28, 1995   28, 1995   28, 1994
                                        --------   --------   --------
                                        Builder    Builder    Builder
                                         Class      Class      Class
                                        --------   --------   --------
Net Asset Value, Beginning of           $  17.31   $  18.24   $  18.41
 Period.............................
                                        --------   --------   --------
Income from Investment Operations:
   Net investment income............        0.87       0.87        0.9
   Net realized and unrealized gains
     (losses) on securities.........        0.65      (0.71)      0.09
                                        --------   --------   --------
   Total from Investment
     Operations.....................        1.52       0.16        .99
                                        --------   --------   --------
Less Distributions:
   Dividends from net investment
     income.........................       (0.87)     (0.87)     (0.90)
   Distributions from net realized
     capital gains..................          --         --      (0.26)
   Distributions in excess of net
     realized capital gains.........          --      (0.22)        --
                                        --------   --------   --------
   Total distributions..............       (0.87)     (1.09)     (1.16)
                                        --------   --------   --------
Net Asset Value, End of Period......    $  17.96   $  17.31   $  18.24
                                        --------   --------   --------
                                        --------   --------   --------
Total Return (excludes sales
 charge)............................        8.95%      1.09%      5.44%
Ratios/Supplementary Data:
   Net Assets, End of Period
     (in thousands).................    $117,860   $108,020   $108,305
   Ratios of Net Investment Income
     to Average Net Assets..........        4.91%      5.04%      4.85%
   Ratios of Expenses to Average Net
     Assets.........................        0.96%      0.93%      0.98%
   Ratios of Expenses to Average Net
     Assets* .......................        1.01%    164.00%
   Portfolio Turnover Rate(a).......      150.00%    143.00%    164.00%

------------------
  * The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.

 ** Premier Class commenced operations on April 15, 1996

(a) Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing between the classes of shares issued.

(b) Annualized

(c) Not annualized

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


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


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
                                 THE MANAGEMENT
                             TRUSTEES AND OFFICERS

TRUSTEES

SETH M. GLICKENHAUS,* CHAIRMAN OF THE BOARD
OF TRUSTEES
Senior Partner of Glickenhaus & Co.

EDWARD A. FALKENBERG, Trustee
Vice President and Controller,
Joseph E. Seagram & Sons, Inc. and
Controller, Seagram Company Ltd.

EDWARD A. KUCZMARSKI, Trustee
Certified Public Accountant and Partner,
Hays & Company

ELIZABETH B. NEWELL, Trustee
Trustee, International Preschools

JOHN P. STEINES, Trustee
Professor of Law, New York University
School of Law

OFFICERS

SETH M. GLICKENHAUS
President of the Fund; Senior Partner of
Glickenhaus & Co.

MICHAEL J. LYNCH
Senior Vice President of the Fund; Director,
Unit Trust Department, Glickenhaus & Co.

FRANK M. DEUTCHKI
Vice President of the Fund; Vice President, Tax and Financial Services, BISYS Fund Services

GEORGETTE L. HORTON
Vice President of the Fund; Vice President,
BISYS Fund Services

PAUL T. KANE
Treasurer of the Fund; Vice President and
Treasurer, Tax and Financial Services, BISYS
Fund Services

ELLEN STOUTAMIRE
Secretary of the Fund; Vice President, Client
Legal Services, BISYS Fund Services

ALAINA V. METZ
Assistant Secretary of the Fund; Chief
Administrative Officer, Administration and
Regulatory Services, BISYS Fund Services

* Trustee who is an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940.

                             [EMPIRE BUILDER LOGO]

                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886



                             [EMPIRE BUILDER LOGO]

                               TAX FREE BOND FUND

                               SEMI ANNUAL REPORT
                                AUGUST 31, 1998

                       Investment Adviser and Distributor
                               GLICKENHAUS & CO.
                               6 East 43rd Street
                            New York, New York 10017

                                 Administrator
                    BISYS FUND SERVICES LIMITED PARTNERSHIP
                           D/B/A BISYS FUND SERVICES
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                           BISYS FUND SERVICES, INC.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Custodian
                       INVESTORS FIDUCIARY TRUST COMPANY
                              127 West 10th Street
                          Kansas City, Missouri 64105

                                 Legal Counsel
                                  ROPES & GRAY
                            One International Place
                          Boston, Massachusetts 02110

                            Independent Accountants
                           PRICEWATERHOUSECOOPERS LLP
                              100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

101262-10